VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—8.3%
Communication Services—2.1%
Radius Global Infrastructure, Inc. 144A 2.500%, 9/15/26(1)(2)	$ 1,492	$ 1,489
Health Care—2.8%
NextGen Healthcare, Inc. 144A 3.750%, 11/15/27(1)(2)	293	327
Paratek Pharmaceuticals, Inc. 4.750%, 5/1/24(2)	1,204	1,198
Tabula Rasa HealthCare, Inc. 1.750%, 2/15/26(2)	550	533
		2,058

Information Technology—3.4%
Splunk, Inc. 1.125%, 6/15/27(2)	2,585	2,439
Total Convertible Bonds and Notes (Identified Cost $5,931)		5,986

Corporate Bonds and Notes—46.7%
Communication Services—8.1%
Allen Media LLC 144A 10.500%, 2/15/28(1)(2)	451	258
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(1)(2)	1,456	1,113
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)(2)	975	909
Getty Images, Inc. 144A 9.750%, 3/1/27(1)(2)	1,239	1,238
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)(2)	181	141
Lagardere S.A.
RegS 2.125%, 10/16/26(2)(3)	1,000EUR	1,038
RegS 1.750%, 10/7/27(2)(3)	1,100EUR	1,143
		5,840

Consumer Discretionary—7.4%
Aramark Services, Inc.
144A 5.000%, 4/1/25(1)(2)	1,097	1,078
144A 6.375%, 5/1/25(1)(2)	1,331	1,352
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)(2)	426	419
Michael Kors USA, Inc. 144A 4.250%, 11/1/24(1)(2)	2,557	2,512
		5,361

Consumer Staples—2.3%
TreeHouse Foods, Inc. 4.000%, 9/1/28(2)	1,482	1,202
Vector Group Ltd. 144A 10.500%, 11/1/26(1)(2)	472	473
		1,675

Energy—7.7%
California Resources Corp. 144A 7.125%, 2/1/26(1)(2)	927	932
	Par Value	Value

Energy—continued
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/25(1)(2)	$ 2,680	$ 2,720
PDC Energy, Inc. 5.750%, 5/15/26(2)	1,957	1,950
		5,602

Financials—8.3%
Earthstone Energy Holdings LLC 144A 8.000%, 4/15/27(1)(2)	1,248	1,277
Intercontinental Exchange, Inc. 3.650%, 5/23/25(2)	1,268	1,225
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(1)(2)	2,359	2,182
SEG Holding LLC 144A 5.625%, 10/15/28(1)(2)	574	576
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 4/7/27(2)	546	515
Verscend Escrow Corp. 144A 9.750%, 8/15/26(1)(2)	218	218
		5,993

Health Care—3.3%
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)(2)	2,325	2,389
Industrials—4.3%
Bombardier, Inc. 144A 7.875%, 4/15/27(1)(2)	255	249
Cengage Learning, Inc. 144A 9.500%, 6/15/24(1)(2)	51	51
IEA Energy Services LLC 144A 6.625%, 8/15/29(1)(2)	764	749
La Financiere Atalian SASU
RegS 4.000%, 5/15/24(2)(3)	352EUR	289
RegS 5.125%, 5/15/25(2)(3)	419EUR	325
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)(2)	1,694	1,481
		3,144

Information Technology—3.1%
NCR Corp.
144A 5.750%, 9/1/27(1)(2)	916	923
144A 6.125%, 9/1/29(1)(2)	1,286	1,319
		2,242

Utilities—2.2%
Origin Energy Finance Ltd. RegS 1.000%, 9/17/29(2)(3)	1,645EUR	1,580
Total Corporate Bonds and Notes (Identified Cost $34,854)		33,826

Leveraged Loans—6.5%
Food / Tobacco—3.1%
Hostess Brands LLC Tranche B (3 month Term SOFR + 2.500%) 7.915%, 6/21/30(4)	2,200	2,202
See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Health Care—1.2%
Verscend Holding Corp. Tranche B (1 month Term SOFR + 4.114%) 9.431%, 8/27/25(4)	$ 895	$ 894
Information Technology—1.7%
RentPath LLC Tranche B-1, First Lien (3 month PRIME + 3.750%) 12.250%, 4/25/24(5)(6)	24	—
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 12.390%, 5/13/27(4)	1,386	1,212
		1,212

Retail—0.5%
Claire’s Stores, Inc. Tranche B (1 month Term SOFR + 6.600%) 11.916%, 12/18/26(4)	404	372
Total Leveraged Loans (Identified Cost $4,840)		4,680

	Shares
Closed-End Funds—6.0%
Equity Funds—6.0%
Apollo Tactical Income Fund, Inc.(2)	14,230	190
Ares Dynamic Credit Allocation Fund, Inc.(2)	14,699	190
BlackRock Debt Strategies Fund, Inc.(2)	41,924	430
First Trust Senior Floating Rate Income Fund II(2)	19,676	197
Franklin Universal Trust(2)	15,487	98
Invesco Municipal Opportunity Trust(2)	69,619	573
Invesco Senior Income Trust(2)	139,220	546
KKR Income Opportunities Fund(2)	19,179	229
Nuveen AMT-Free Municipal Credit Income Fund(2)	86,871	896
Nuveen AMT-Free Quality Municipal Income Fund(2)	27,215	263
Nuveen Credit Strategies Income Fund(2)	33,915	172
Nuveen Municipal Credit Income Fund(2)	55,896	583
		4,367

Total Closed-End Funds (Identified Cost $4,610)		4,367

Preferred Stocks—3.8%
Consumer Discretionary—0.5%
Fossil Group, Inc., 7.000%(2)	20,031	332
Information Technology—0.0%
Babcock & Wilcox Enterprises, Inc., 6.500%(2)	777	16
Real Estate—3.3%
Hersha Hospitality Trust Series C, 6.875%(2)	13,179	325
Hersha Hospitality Trust Series D, 6.500%(2)	83,745	2,073
		2,398

Total Preferred Stocks (Identified Cost $2,929)		2,746

	Shares	Value

Warrants—0.0%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(2)(7)	986	$ —(8)
Consumer Discretionary—0.0%
Allurion Technologies, Inc., 07/31/29(2)(7)	1,074	1
ECARX Holdings, Inc., 12/21/27(2)(7)	2,800	—(8)
Grove Collaborative Holdings, 03/13/26(2)(7)	983	—(8)
Zapp Electric Vehicles Group Ltd., 03/03/28(2)(7)	601	—(8)
		1

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(2)(7)	1,000	—(8)
Alchemy Investments Acquisition Corp. 1, 06/26/28(2)(7)	3,082	1
AltEnergy Acquisition Corp., 11/10/28(2)(7)	243	—(8)
Ares Acquisition Corp., 12/31/27(2)(7)	860	1
Arrowroot Acquisition Corp., 03/02/26(2)(7)	992	—(8)
Athena Consumer Acquisition Corp., 07/31/28(2)(7)	161	—(8)
CC Neuberger Principal Holdings III, 12/31/27(2)(7)	1,080	—(8)
CF Acquisition Corp. VIII, 12/31/27(2)(7)	1,227	—(8)
ESGEN Acquisition Corp., 10/20/26(2)(7)	282	—(8)
FTAC Emerald Acquisition Corp., 08/22/28(2)(7)	807	—(8)
Fusion Acquisition Corp. II, 12/31/27(2)(7)	833	—(8)
GCM Grosvenor, Inc. Class A, 11/17/25(2)(7)	4,103	1
Goal Acquisitions Corp., 02/11/26(2)(7)	10,907	—(8)
Infinite Acquisition Corp., 11/23/28(2)(7)	202	—(8)
Inflection Point Acquisition Corp. II, 07/17/28(2)(7)	2,574	1(8)
Juniper II Corp., 12/31/28(2)(7)	1,019	—(8)
Kensington Capital Acquisition Corp. V, 08/13/28(2)(7)	5,397	1
Live Oak Crestview Climate Acquisition Corp., 03/12/26(2)(7)	510	—(8)
Newbury Street Acquisition Corp., 12/31/27(2)(7)	2,435	1(8)
Newcourt Acquisition Corp., 04/12/28(2)(7)	733	—(8)
Phoenix Biotech Acquisition Corp., 09/01/26(2)(7)	240	—(8)
PROOF Acquisition Corp. I, 12/03/28(2)(7)	648	—(8)
Prospector Capital Corp., 01/01/25(2)(7)	3,202	—(8)
Pyrophyte Acquisition Corp., 12/17/23(2)(7)	326	—(8)
RMG Acquisition Corp. III, 12/31/27(2)(7)	1,120	—(8)
Screaming Eagle Acquisition Corp. Class A, 12/15/27(2)(7)	1,139	—(8)
Semper Paratus Acquisition Corp., 11/04/26(2)(7)	325	—(8)
Slam Corp. Class A, 12/31/27(2)(7)	394	—(8)
Spring Valley Acquisition Corp. II, 02/25/26(2)(7)	525	—(8)
Target Global Acquisition I Corp., 12/31/27(2)(7)	480	—(8)
Thunder Bridge Capital Partners III, Inc., 02/15/28(2)(7)	507	—(8)
		6

Health Care—0.0%
Newamsterdam Pharma Co. N.V., 11/22/27(2)(7)	3,067	5
Pear Therapeutics, Inc., 02/04/26(2)(7)	1,433	—(8)
Quantum-Si, Inc., 09/30/27(2)(7)	3,137	1
		6

Industrials—0.0%
Amprius Technologies, Inc., 03/02/27(2)(7)	3,369	1
Bridger Aerospace Group Holdings, Inc., 12/31/27(2)(7)	2,200	1(8)
Freightos Ltd., 01/23/28(2)(7)	208	—(8)

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Industrials—continued
Getaround, Inc., 12/31/28(2)(7)	458	$ —(8)
		2

Information Technology—0.0%
FOXO Technologies, Inc., 08/01/27(2)(7)	1,072	—(8)
Near Intelligence, Inc., 07/08/27(2)(7)	2,500	—(8)
		—(8)

Materials—0.0%
Ginkgo Bioworks Holdings, Inc., 12/31/27(2)(7)	940	—(8)
Total Warrants (Identified Cost $45)		15

	Shares/Units
Special Purpose Acquisition Companies—21.9%
7GC & Co. Holdings, Inc. Class A(2)(7)	3,838	41
Acropolis Infrastructure Acquisition Corp. Class A(2)(7)	6,145	63
Aimfinity Investment Corp. I(2)(7)	2,209	24
Alchemy Investments Acquisition Corp. 1(2)(7)	6,164	64
Alpha Partners Technology Merger Corp. Class A(2)(7)	1,697	18
Alpha Star Acquisition Corp.(2)(7)	16,220	177
AlphaVest Acquisition Corp.(2)(7)	82	1
Anzu Special Acquisition Corp. I Class A(2)(7)	2,298	24
AP Acquisition Corp. Class A(2)(7)	9,372	103
Apollo Strategic Growth Capital Class B(5)(7)	2,500	—
Apollo Strategic Growth Capital II Class A(2)(7)	26,557	279
Ares Acquisition Corp. Class A(2)(7)	25,554	275
Arisz Acquisition Corp.(2)(7)	5,852	63
Arrowroot Acquisition Corp. Class A(2)(7)	1,190	12
ARYA Sciences Acquisition Corp. IV Class A(2)(7)	2,836	31
Aura FAT Projects Acquisition Corp. Class A(2)(7)	2,184	23
Bannix Acquisition Corp.(2)(7)	288	3
Beard Energy Transition Acquisition Corp. Class A(2)(7)	29,523	317
BioPlus Acquisition Corp. Class A(2)(7)	27,603	299
BlueRiver Acquisition Corp. Class A(2)(7)	43,440	458
Bowen Acquisition Corp.(2)(7)	3,946	40
Bukit Jalil Global Acquisition 1 Ltd.(2)(7)	2,411	25
byNordic Acquisition Corp.(2)(7)	2,964	32
C5 Acquisition Corp. Class A(2)(7)	27,897	306
Canna-Global Acquisition Corp. Class A(2)(7)	1,384	15
Cartesian Growth Corp. II Class A(2)(7)	27,367	296
CC Neuberger Principal Holdings III Class A(2)(7)	7,079	77
CF Acquisition Corp. VII Class A(2)(7)	3,767	40
Chenghe Acquisition Co. Class A(2)(7)	36,860	399
Churchill Capital Corp. V Class A(2)(7)	3,603	37
Churchill Capital Corp. VII Class A(2)(7)	132,975	1,390
Clean Energy Special Situations Corp.(2)(7)	9,243	97
Coliseum Acquisition Corp. Class A(2)(7)	12,098	129
Compass Digital Acquisition Corp.(2)(7)	1,792	19
Concord Acquisition Corp. II Class A(2)(7)	37,981	390
Crown PropTech Acquisitions Class A(2)(7)	18	—(8)
CSLM Acquisition Corp.(2)(7)	35,000	374
Denali Capital Acquisition Corp. Class A(2)(7)	6,564	72
Direct Selling Acquisition Corp. Class A(2)(7)	2,939	31
Distoken Acquisition Corp.(2)(7)	5,744	61
DUET Acquisition Corp. Class A(2)(7)	3,522	38
EF Hutton Acquisition Corp. I(2)(7)	3,492	37
Embrace Change Acquisition Corp.(2)(7)	8,010	86
Enphys Acquisition Corp.(2)(7)	47,241	496
	Shares/Units	Value
ESH Acquisition Corp.(2)(7)	4,387	$ 1
ESH Acquisition Corp. Class A(2)(7)	4,387	44
EVe Mobility Acquisition Corp. Class A(2)(7)	60,000	641
Everest Consolidator Acquisition Corp.(2)(7)	11,063	120
Evergreen Corp. Class A(2)(7)	3,950	43
FAST Acquisition Corp. II Class A(2)(7)	3,465	37
Fintech Ecosystem Development Corp. Class A(2)(7)	2,433	26
Focus Impact Acquisition Corp. Class A(2)(7)	3,302	36
Forest Road Acquisition Corp. II Class A(2)(7)	23,615	244
Fortune Rise Acquisition Corp.(2)(7)	22,119	242
FTAC Emerald Acquisition Corp. Class A(2)(7)	16,701	175
FutureTech II Acquisition Corp. Class A(2)(7)	6,424	70
Global Blockchain Acquisition Corp.(2)(7)	20,000	210
Global Partner Acquisition Corp. II Class A(2)(7)	82	1
Golden Star Acquisition Corp.(2)(7)	2,386	25
Haymaker Acquisition Corp. 4(2)(7)	4,788	50
HCM Acquisition Corp. Class A(2)(7)	8,697	96
Hudson Acquisition I Corp.(2)(7)	2,376	25
Iconic Sports Acquisition Corp. Class A(2)(7)	33,242	359
Infinite Acquisition Corp. Class A(2)(7)	17,372	187
InFinT Acquisition Corp. Class A(2)(7)	43,287	477
Inflection Point Acquisition Corp. II Class A(2)(7)	5,149	53
Investcorp Europe Acquisition Corp. I Class A(2)(7)	43,852	477
Investcorp India Acquisition Corp. Class A(2)(7)	2,150	23
Jupiter Acquisition Corp. Class A(2)(7)	3,150	32
Keen Vision Acquisition Corp.(2)(7)	10,544	107
KnightSwan Acquisition Corp. Class A(2)(7)	33,936	357
L Catterton Asia Acquisition Corp. Class A(2)(7)	27,662	294
LatAmGrowth SPAC(2)(7)	28,733	309
Liberty Resources Acquisition Corp. Class A(2)(7)	4,920	54
LIV Capital Acquisition Corp. II Class A(2)(7)	6,430	70
Live Oak Crestview Climate Acquisition Corp. Class A(2)(7)	15,591	161
Magnum Opus Acquisition Ltd. Class A(2)(7)	8,914	95
Metal Sky Star Acquisition Corp.(2)(7)	7,275	79
Monterey Capital Acquisition Corp. Class A(2)(7)	10,172	108
Mountain & Co. I Acquisition Corp.(2)(7)	8,108	91
Nabors Energy Transition Corp. Class A(2)(7)	13,004	141
Newbury Street Acquisition Corp.(2)(7)	4,409	46
Newcourt Acquisition Corp. Class A(2)(7)	66	1
Nubia Brand International Corp. Class A(2)(7)	6,087	66
Oak Woods Acquisition Corp. Class A(2)(7)	4,226	44
Patria Latin American Opportunity Acquisition Corp.(2)(7)	14,119	155
Pearl Holdings Acquisition Corp. Class A(2)(7)	30,566	328
Perception Capital Corp. II Class A(2)(7)	11,063	123
Plum Acquisition Corp. I Class A(2)(7)	9,431	102
Plutonian Acquisition Corp.(2)(7)	4,024	42
Pono Capital Three, Inc. Class A(2)(7)	12,362	130
Power & Digital Infrastructure Acquisition II Corp. Class A(2)(7)	255	3
PowerUp Acquisition Corp. Class A(2)(7)	577	7
PROOF Acquisition Corp. I Class A(2)(7)	648	7
Pyrophyte Acquisition Corp. Class A(2)(7)	456	5
Quadro Acquisition One Corp.(2)(7)	921	10
RCF Acquisition Corp. Class A(2)(7)	11,241	123
Rigel Resource Acquisition Corp. Class A(2)(7)	43,094	469
Ross Acquisition Corp. II Class A(2)(7)	3,655	39
Roth CH Acquisition Co.(2)(7)	4,341	47
Screaming Eagle Acquisition Corp. Class A(2)(7)	28,272	296
SDCL EDGE Acquisition Corp. Class A(2)(7)	20,635	219
SHUAA Partners Acquisition Corp. I Class A(2)(7)	2,732	30
Slam Corp. Class A(2)(7)	6,076	65
Spring Valley Acquisition Corp. II(2)(7)	1,051	—(8)

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares/Units	Value
Spring Valley Acquisition Corp. II Class A(2)(7)	17,520	$ 187
Target Global Acquisition I Corp. Class A(2)(7)	11,938	130
TenX Keane Acquisition Class A(2)(7)	3,283	35
TLGY Acquisition Corp. Class A(2)(7)	33,353	367
TMT Acquisition Corp.(2)(7)	3,695	1
TMT Acquisition Corp. Class A(2)(7)	3,695	38
TortoiseEcofin Acquisition Corp. III Class A(2)(7)	18,868	198
Twelve Seas Investment Co. II Class A(2)(7)	4,741	49
Twin Ridge Capital Acquisition Corp. Class A(2)(7)	9,458	101
Valuence Merger Corp. I Class A(2)(7)	513	6
Zalatoris Acquisition Corp.(2)(7)	4,553	48
Zalatoris II Acquisition Corp.(2)(7)	829	9
Total Special Purpose Acquisition Companies (Identified Cost $15,541)		15,848

	Shares
Escrow Notes—0.7%
Financials—0.7%
Altaba, Inc. Escrow(2)(7)	225,250	527
Total Escrow Notes (Identified Cost $396)		527

Total Long-Term Investments—93.9% (Identified Cost $69,146)		67,995

Short-Term Investments—7.0%
Money Market Mutual Funds—7.0%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 5.219%)(9)	1,900,000	1,900
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 5.234%)(9)	1,900,000	1,900
Goldman Sachs Financial Square Treasury Solutions Fund - Standard Shares (seven-day effective yield 5.231%)(9)	1,260,095	1,260
Total Short-Term Investments (Identified Cost $5,060)		5,060

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—100.9% (Identified Cost $74,206)		73,055

Securities Sold Short—(0.5)%

	Par Value	Value
U.S. Government Security—(0.5)%
U.S. Treasury Notes 3.250%, 6/30/29	$ (398)	$ (370)
Total Securities Sold Short (Identified Proceeds $(405))		(370)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—100.4% (Identified Cost $73,801)		$72,685
Other assets and liabilities, net—(0.4)%		(321)
NET ASSETS—100.0%		$72,364

Abbreviations:
AMT	Alternative Minimum Tax
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $26,375 or 36.4% of net assets.
(2)	All or a portion of the shares have been committed as collateral for securities sold short. The value of securities segregated as collateral is $63,342.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received.
(7)	Non-income producing.
(8)	Amount is less than $500 (not in thousands).
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
USD	United States Dollar

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Country Weightings†
United States	78%
Cayman Islands	15
France	4
Australia	2
Luxembourg	1
Total	100%
†% of total investments, net of securities sold short as of September 30, 2023.
Forward foreign currency exchange contracts as of September 30, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	650	EUR	596	JPM	11/22/23	$18	$—
USD	2,255	EUR	2,100	JPM	12/21/23	26	—
USD	1,801	EUR	1,645	JPM	12/22/23	55	—
Total						$99	$—

Over-the-counter total return swaps outstanding as of September 30, 2023 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	5.910% (0.590% + OBFR)	3 Month	JPM	10/23/23	$32	$3	$3	$—
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	5.910% (0.590% + OBFR)	3 Month	JPM	03/25/24	17	1	1	—
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	5.910% (0.590% + OBFR)	3 Month	JPM	03/28/24	9	1	1	—
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	5.910% (0.590% + OBFR)	3 Month	JPM	04/08/24	8	— (3)	— (3)	—
Invesco Dynamic Credit Opportunities	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/27/24	3	— (3)	—	— (3)
Invesco Dynamic Credit Opportunities	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	01/01/24	25	— (3)	— (3)	—
Invesco Dynamic Credit Opportunities	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	02/12/24	—(3)	1	1	—
Invesco Dynamic Credit Opportunities	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	05/21/24	—(3)	1	1	—
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	6.530% (1.210% + OBFR)	1 Month	GS	07/29/24	71	(6)	—	(6)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	10/23/23	7	(1)	—	(1)
Pershing Square Escrow	Pay	6.530% (1.210% + OBFR)	1 Month	GS	12/31/24	—(3)	1	1	—
Saba Capital Income & Opportunities Fund	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/27/24	214	(12)	—	(12)
Saba Capital Income & Opportunities Fund	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	07/22/24	3	— (3)	—	— (3)
SK Growth Opportunities Corp.	Pay	6.530% (1.210% + OBFR)	1 Month	GS	11/20/23	274	20	20	—
							9	28	(19)
Total							$9	$28	$(19)
See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$33,826	$—	$33,826	$—
Leveraged Loans	4,680	—	4,680	—(1)
Convertible Bonds and Notes	5,986	—	5,986	—
Equity Securities:
Closed-End Funds	4,367	4,367	—	—
Escrow Notes	527	—	527	—
Preferred Stocks	2,746	2,746	—	—
Warrants	15	15	—	—
Special Purpose Acquisition Companies	15,848	15,018	830	—(1)
Money Market Mutual Funds	5,060	5,060	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	99	—	99	—
Over-the-Counter Total Return Swaps	28	—	28	—
Total Assets	73,182	27,206	45,976	—
Liabilities:
Securities Sold Short:
U.S. Government Security	(370)	—	(370)	—
Other Financial Instruments:
Over-the-Counter Total Return Swaps	(19)	—	(19)	—
Total Liabilities	(389)	—	(389)	—
Total Investments, Net of Securities Sold Short	$72,793	$27,206	$45,587	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2023.
See Notes to Schedule of Investments

VIRTUS WESTCHESTER CREDIT EVENT FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy.Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.